Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,600,000,000	$ 1,400,000,000
Demand deposits	191,600,000	76,600,000
Loans held for sale	9,300,000	2,200,000
Unfunded loan commitments and standby letters of credit	9,700,000	16,300,000
Interest income that would have been recorded on nonperforming loans in accordance with their original terms	15,400,000	16,000,000	8,000,000
AVERAGE RECORDED INVESTMENT	260,400,000	253,800,000
TOTAL LOANS AND LEASES	29,063,900,000	28,132,000,000
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
TOTAL LOANS AND LEASES	72,200,000	33,400,000
Performing Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
TOTAL LOANS AND LEASES	$ 41,100,000	$ 22,900,000